CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2020	$ 9,870	$ 279,241	$ 0	$ 12,322	$ (1,416)	$ (277,987)	$ 22,030
CHANGES IN
Issuance of share capital and warrants, net	8,956	40,476	975	0	0	0	50,407
Warrants exercised	2,235	18,967	0	0	0	0	21,202
Employee stock options exercised	5	41	0	(39)	0	0	7
Employee stock options expired	0	621	0	(621)	0	0	0
Share-based compensation	0	0	0	1,495	0	0	1,495
Comprehensive loss for the year	0	0	0		0	(27,054)	(27,054)
BALANCE at Dec. 31, 2021	21,066	339,346	975	13,157	(1,416)	(305,041)	68,087
CHANGES IN
Issuance of share capital and warrants, net	6,029	(1,007)	433	0	0	0	5,455
Employee stock options exercised	5	14	0	(14)	0	0	5
Employee stock options expired	0	623	0	(623)	0	0	0
Share-based compensation	0	0	0	2,245	0	0	2,245
Comprehensive loss for the year	0	0	0		0	(24,951)	(24,951)
BALANCE at Dec. 31, 2022	27,100	338,976	1,408	14,765	(1,416)	(329,992)	50,841
CHANGES IN
Issuance of share capital and warrants, net	3,242	10,847	0	0	0	0	14,089
Warrants exercised	1,000	5,559	0	0	0	0	6,559
Employee stock options exercised	13	45	0	(31)	0	0	27
Employee stock options expired	0	55	0	(55)	0	0	0
Share-based compensation	0	0	0	2,321	0	0	2,321
Comprehensive loss for the year	0	0	0	0	0	(60,614)	(60,614)
BALANCE at Dec. 31, 2023	$ 31,355	$ 355,482	$ 1,408	$ 17,000	$ (1,416)	$ (390,606)	$ 13,223